GOING CONCERN (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Jan. 31, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 695,068	$ 71,936	$ 74,103
Accumulated deficit	$ (11,099,404)	$ (202,577)	$ (120,603)	$ (81,233)